Business Combinations, Divestiture and Private Placement (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Gain on Disposal of Subsidiary
The divestiture of Alithya UK resulted in a gain on disposal of subsidiary as follows:

Divestiture of Zero2Ten EMEA Limited	$
Consideration received in cash	565
Balance of sale receivable	728
Total consideration	1,293
Net assets divested	612
Gain on sale of subsidiary	681

Matricis Informatique Inc.
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Matricis	$
Current assets
Cash	467
Accounts receivable and other receivables	584
Unbilled revenue	288
Prepaids	94
1,433
Non-current assets
Property and equipment	85
Tax credits receivable	1,059
Deferred tax assets	111
Intangibles	1,820
Goodwill	2,566
Total assets acquired	7,074

Current liabilities
Accounts payable and accrued liabilities	596
Deferred revenue	415
Current portion of long-term debt	544
1,555
Non-current liabilities
Deferred lease inducements	6
Deferred tax liabilities	624
Total liabilities assumed	2,185

Net assets acquired	4,889

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each class of consideration:

Acquisition of Matricis	$
Cash paid	1,578
Issuance of 473,646 Subordinate Voting Shares (note 12)	1,800
Balance of purchase payable (note 10)	1,511
Total consideration	4,889

Alithya Travercent LLC
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Alithya Travercent	$
Current assets
Cash	2,118
Accounts receivable and other receivables	1,391
Unbilled revenue	1,458
Prepaids	49
5,016
Non-current assets
Intangibles	15,720
Goodwill	3,374
Total assets acquired	24,110

Current liabilities
Accounts payable and accrued liabilities	1,331
Deferred revenue	2,301
Total liabilities assumed	3,632

Net assets acquired	20,478

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration:

Acquisition of Alithya Travercent	$
Cash paid	8,958
Issuance of 1,274,510 Subordinate Voting Shares (note 12)	3,870
Balance of purchase payable (note 10)	7,650
Total consideration	20,478

Askida Inc.
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Askida	$
Current assets
Cash	616
Accounts receivable and other receivables	4,324
Unbilled revenue	581
Tax credits receivable	2,709
Prepaids	229
8,459
Non-current assets
Tax credits receivable	956
Property and equipment	244
Right-of-use assets	193
Intangibles	8,410
Goodwill	4,324
Total assets acquired	22,586

Current liabilities
Line of credit	1,022
Demand loan	2,131
Accounts payable and accrued liabilities	1,789
Income taxes payable	62
Deferred revenue	318
Current portion of lease liabilities	84
Current portion of long-term debt	561
5,967
Non-current liabilities
Lease liabilities	109
Deferred tax liabilities	3,024
Total liabilities assumed	9,100

Net assets acquired	13,486

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration paid:

Acquisition of Askida	$
Cash paid	8,396
Issuance of 600,384 Subordinate Voting Shares (note 12)	2,173
Balance of purchase payable (note 10)	2,917
Total consideration transferred	13,486

Edgewater
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Edgewater
Current assets
Cash	24,869
Accounts receivable and other receivables	27,705
Income taxes receivable	1,770
Unbilled revenue	1,741
Prepaids	1,076
57,161
Non-current assets
Property and equipment	510
Intangibles	39,410
Goodwill	47,161
Total assets acquired	144,242

Current liabilities
Line of credit	15,749
Accounts payable and accrued liabilities	22,312
Dividend payable	22,108
Deferred revenue	3,751
63,920
Non-current liabilities
Deferred lease inducements	64
Deferred tax liabilities	1,322
Total liabilities assumed	65,306

Net assets acquired	78,936

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

$
Issuance of 17,458,348 shares (note 12)	78,364
Stock-based payments	572
Total consideration transferred	78,936

Summary of Weighted Average Assumptions of Options	Their fair value has been estimated at $572,000 using the Black-Scholes option pricing model with the following assumptions:

Weighted average assumptions
Share price	$4.94
Exercise price	$3.52 – $7.61
Risk-free interest rate	1.72% – 2.37%
Expected volatility*	30%
Dividend yield	—
Expected option life (years)	0.04 – 3.19

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.